Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 10.8%
180,431		Activision Blizzard, Inc.	$16,780,083	0.2
70,087	(1)	Alphabet, Inc. - Class A	144,555,839	1.8
67,177	(1)	Alphabet, Inc. - Class C	138,964,357	1.8
1,662,066		AT&T, Inc.	50,310,738	0.6
32,959	(1)	Charter Communications, Inc.	20,336,362	0.3
1,065,326		Comcast Corp. – Class A	57,644,790	0.7
37,428	(1),(2)	Discovery Communications, Inc. - Class A	1,626,621	0.0
67,511	(1)	Discovery Communications, Inc. - Class C	2,490,481	0.0
57,729	(1),(2)	Dish Network Corp. - Class A	2,089,790	0.0
67,032		Electronic Arts, Inc.	9,074,122	0.1
560,592	(1)	Facebook, Inc.- Class A	165,111,162	2.1
77,921		Fox Corp. - Class A	2,813,727	0.0
36,116		Fox Corp. - Class B	1,261,532	0.0
91,057		Interpublic Group of Cos., Inc.	2,658,864	0.0
33,382	(1),(2)	Live Nation Entertainment, Inc.	2,825,786	0.0
230,522		Lumen Technologies, Inc.	3,077,469	0.1
103,141	(1)	NetFlix, Inc.	53,804,534	0.7
91,272		News Corp - Class A	2,321,047	0.0
28,613		News Corp - Class B	671,261	0.0
50,187		Omnicom Group	3,721,366	0.1
26,853	(1)	Take-Two Interactive Software, Inc.	4,744,925	0.1
136,190	(1)	T-Mobile US, Inc.	17,063,245	0.2
185,682	(1)	Twitter, Inc.	11,814,946	0.2
964,400		Verizon Communications, Inc.	56,079,860	0.7
136,921		ViacomCBS, Inc. - Class B	6,175,137	0.1
422,675	(1)	Walt Disney Co.	77,991,991	1.0
			856,010,035	10.8

		Consumer Discretionary: 12.4%
15,270		Advance Auto Parts, Inc.	2,801,892	0.0
99,753	(1)	Amazon.com, Inc.	308,643,762	3.9
63,040	(1)	Aptiv PLC	8,693,216	0.1
5,170	(1)	Autozone, Inc.	7,260,231	0.1
53,803		Best Buy Co., Inc.	6,177,122	0.1
9,546	(1)	Booking Holdings, Inc.	22,240,653	0.3
55,704		BorgWarner, Inc.	2,582,437	0.0
48,539	(1)	Caesars Entertainment, Inc.	4,244,736	0.1
37,880	(1)	Carmax, Inc.	5,025,161	0.1
186,256	(2)	Carnival Corp.	4,943,234	0.1
6,532	(1)	Chipotle Mexican Grill, Inc.	9,280,796	0.1
30,396		Darden Restaurants, Inc.	4,316,232	0.1
57,198		Dollar General Corp.	11,589,459	0.2
54,908	(1)	Dollar Tree, Inc.	6,284,770	0.1
9,043		Domino's Pizza, Inc.	3,325,925	0.0
77,414		D.R. Horton, Inc.	6,899,136	0.1
150,650		eBay, Inc.	9,225,806	0.1
29,437	(1)	Etsy, Inc.	5,936,560	0.1
32,241		Expedia Group, Inc.	5,549,321	0.1
912,260	(1)	Ford Motor Co.	11,175,185	0.1
48,026	(1)	Gap, Inc.	1,430,214	0.0
34,824		Garmin Ltd.	4,591,544	0.1
295,510		General Motors Co.	16,980,005	0.2
33,680		Genuine Parts Co.	3,893,071	0.1
81,320		Hanesbrands, Inc.	1,599,564	0.0
29,752		Hasbro, Inc.	2,859,762	0.0
64,772		Hilton Worldwide Holdings, Inc.	7,832,230	0.1
250,903		Home Depot, Inc.	76,588,141	1.0
54,539		L Brands, Inc.	3,373,783	0.0
76,679		Las Vegas Sands Corp.	4,659,016	0.1
30,933	(2)	Leggett & Platt, Inc.	1,412,091	0.0
64,228		Lennar Corp. - Class A	6,501,800	0.1
65,368	(1)	LKQ Corp.	2,767,027	0.0
170,360		Lowe's Cos, Inc.	32,399,065	0.4
62,089		Marriott International, Inc.	9,196,002	0.1
173,756		McDonald's Corp.	38,945,670	0.5
95,711		MGM Resorts International	3,636,061	0.1
13,748	(1)	Mohawk Industries, Inc.	2,643,878	0.0
88,161		Newell Brands, Inc.	2,360,952	0.0
296,320		Nike, Inc. - Class B	39,377,965	0.5
84,817	(1),(2)	Norwegian Cruise Line Holdings Ltd.	2,340,101	0.0
806	(1)	NVR, Inc.	3,797,010	0.1
16,362	(1)	O'Reilly Automotive, Inc.	8,299,624	0.1
34,646	(1)	Penn National Gaming, Inc.	3,632,287	0.1
9,375		Pool Corp.	3,236,625	0.0
62,589		Pulte Group, Inc.	3,282,167	0.0
16,597		PVH Corp.	1,754,303	0.0
11,258		Ralph Lauren Corp.	1,386,535	0.0
83,113		Ross Stores, Inc.	9,966,080	0.1
51,109		Royal Caribbean Cruises Ltd.	4,375,441	0.1
274,011		Starbucks Corp.	29,941,182	0.4
64,763		Tapestry, Inc.	2,668,883	0.0
116,910		Target Corp.	23,156,364	0.3
178,956	(1)	Tesla, Inc.	119,530,081	1.5
280,299		TJX Cos., Inc.	18,541,779	0.2
27,197		Tractor Supply Co.	4,816,045	0.1
13,153	(1)	Ulta Beauty, Inc.	4,066,513	0.1
44,299	(1)	Under Armour, Inc. - Class A	981,666	0.0
45,728	(1)	Under Armour, Inc. - Class C	844,139	0.0
74,661		VF Corp.	5,966,907	0.1
14,602		Whirlpool Corp.	3,217,551	0.0
24,298		Wynn Resorts Ltd.	3,046,240	0.0
69,928		Yum! Brands, Inc.	7,564,811	0.1
			975,655,809	12.4

		Consumer Staples: 6.1%
433,170		Altria Group, Inc.	22,160,977	0.3
129,894		Archer-Daniels-Midland Co.	7,403,958	0.1
42,612		Brown-Forman Corp. - Class B	2,938,950	0.0
47,281	(2)	Campbell Soup Co.	2,376,816	0.0
57,118		Church & Dwight Co., Inc.	4,989,257	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
29,428		Clorox Co.	$5,676,073	0.1
902,949		Coca-Cola Co.	47,594,442	0.6
197,759		Colgate-Palmolive Co.	15,589,342	0.2
114,049		Conagra Brands, Inc.	4,288,242	0.1
39,573		Constellation Brands, Inc.	9,022,644	0.1
103,009		Costco Wholesale Corp.	36,308,612	0.5
53,540		Estee Lauder Cos., Inc.	15,572,109	0.2
142,714		General Mills, Inc.	8,751,222	0.1
34,154		Hershey Co.	5,401,797	0.1
65,545	(2)	Hormel Foods Corp.	3,131,740	0.0
25,539		JM Smucker Co.	3,231,450	0.0
59,380		Kellogg Co.	3,758,754	0.0
78,773		Kimberly-Clark Corp.	10,953,386	0.1
151,279		Kraft Heinz Co.	6,051,160	0.1
177,433		Kroger Co.	6,385,814	0.1
34,164		Lamb Weston Holdings, Inc.	2,647,027	0.0
58,060		McCormick & Co., Inc.	5,176,629	0.1
43,925	(2)	Molson Coors Beverage Co.	2,246,764	0.0
329,095		Mondelez International, Inc.	19,261,930	0.2
86,273	(1)	Monster Beverage Corp.	7,858,607	0.1
321,519		PepsiCo, Inc.	45,478,862	0.6
362,934		Philip Morris International, Inc.	32,206,763	0.4
573,883		Procter & Gamble Co.	77,720,975	1.0
118,915		Sysco Corp.	9,363,367	0.1
68,666		Tyson Foods, Inc.	5,101,884	0.1
167,134		Walgreens Boots Alliance, Inc.	9,175,657	0.1
323,090		Walmart, Inc.	43,885,315	0.6
			481,710,525	6.1

		Energy: 2.8%
88,126		APA Corp.	1,577,455	0.0
169,886		Baker Hughes Co.	3,671,236	0.1
93,052		Cabot Oil & Gas Corp.	1,747,517	0.0
448,944		Chevron Corp.	47,044,842	0.6
316,235		ConocoPhillips	16,750,968	0.2
138,119		Devon Energy Corp.	3,017,900	0.0
42,136		Diamondback Energy, Inc.	3,096,575	0.0
136,195		EOG Resources, Inc.	9,878,223	0.1
987,121		Exxon Mobil Corp.	55,110,965	0.7
206,380		Halliburton Co.	4,428,915	0.1
63,804		Hess Corp.	4,514,771	0.1
34,798		HollyFrontier Corp.	1,245,072	0.0
454,513		Kinder Morgan, Inc.	7,567,641	0.1
184,291		Marathon Oil Corp.	1,968,228	0.0
151,901		Marathon Petroleum Corp.	8,125,185	0.1
90,644		NOV, Inc.	1,243,636	0.0
195,660		Occidental Petroleum Corp.	5,208,469	0.1
103,749		Oneok, Inc.	5,255,924	0.1
101,975		Phillips 66	8,315,042	0.1
47,951		Pioneer Natural Resources Co.	7,615,578	0.1
324,982		Schlumberger NV	8,836,261	0.1
95,202		Valero Energy Corp.	6,816,463	0.1
283,323		Williams Cos., Inc.	6,711,922	0.1
			219,748,788	2.8

		Financials: 11.2%
149,243		Aflac, Inc.	7,638,257	0.1
70,585		Allstate Corp.	8,110,217	0.1
152,265		American Express Co.	21,536,362	0.3
201,131		American International Group, Inc.	9,294,264	0.1
27,209		Ameriprise Financial, Inc.	6,324,732	0.1
52,666	(2)	Aon PLC	12,118,973	0.2
44,899		Arthur J. Gallagher & Co.	5,602,048	0.1
13,494		Assurant, Inc.	1,913,044	0.0
1,770,537		Bank of America Corp.	68,502,077	0.9
188,024		Bank of New York Mellon Corp.	8,891,655	0.1
444,358	(1)	Berkshire Hathaway, Inc. – Class B	113,520,138	1.4
33,113		Blackrock, Inc.	24,965,878	0.3
106,784		Capital One Financial Corp.	13,586,128	0.2
25,223		Cboe Global Markets, Inc.	2,489,258	0.0
348,248		Charles Schwab Corp.	22,698,805	0.3
104,925		Chubb Ltd.	16,575,002	0.2
34,934		Cincinnati Financial Corp.	3,601,346	0.0
486,053		Citigroup, Inc.	35,360,356	0.5
99,704		Citizens Financial Group, Inc.	4,401,932	0.1
83,809		CME Group, Inc.	17,116,312	0.2
32,471		Comerica, Inc.	2,329,470	0.0
71,554		Discover Financial Services	6,796,914	0.1
9,330		Everest Re Group Ltd.	2,312,067	0.0
166,321		Fifth Third Bancorp	6,228,721	0.1
40,609		First Republic Bank	6,771,551	0.1
63,613		Franklin Resources, Inc.	1,882,945	0.0
22,145		Globe Life, Inc.	2,139,871	0.0
80,185		Goldman Sachs Group, Inc.	26,220,495	0.3
83,656		Hartford Financial Services Group, Inc.	5,587,384	0.1
237,501		Huntington Bancshares, Inc.	3,733,516	0.0
131,037		Intercontinental Exchange, Inc.	14,634,212	0.2
87,934	(2)	Invesco Ltd.	2,217,695	0.0
711,157		JPMorgan Chase & Co.	108,259,430	1.4
225,783		Keycorp	4,511,144	0.1
42,412		Lincoln National Corp.	2,640,995	0.0
52,900		Loews Corp.	2,712,712	0.0
29,951		M&T Bank Corp.	4,540,871	0.1
8,863		MarketAxess Holdings, Inc.	4,413,065	0.1
118,409		Marsh & McLennan Cos., Inc.	14,422,216	0.2
175,194		Metlife, Inc.	10,650,043	0.1
37,499		Moody's Corp.	11,197,576	0.1
349,728		Morgan Stanley	27,159,876	0.3
19,244		MSCI, Inc. - Class A	8,068,624	0.1
26,807	(2)	Nasdaq, Inc.	3,952,960	0.1
48,588		Northern Trust Corp.	5,107,085	0.1
99,189		People's United Financial, Inc.	1,775,483	0.0
98,917		PNC Financial Services Group, Inc.	17,351,031	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
59,086		Principal Financial Group, Inc.	$3,542,797	0.0
136,713		Progressive Corp.	13,071,130	0.2
92,450		Prudential Financial, Inc.	8,422,195	0.1
28,452		Raymond James Financial, Inc.	3,487,077	0.0
224,225		Regions Financial Corp.	4,632,489	0.1
56,170		S&P Global, Inc.	19,820,708	0.3
82,364		State Street Corp.	6,919,400	0.1
12,579	(1)	SVB Financial Group	6,209,749	0.1
126,753		Synchrony Financial	5,153,777	0.1
52,863		T. Rowe Price Group, Inc.	9,071,291	0.1
58,779		Travelers Cos, Inc.	8,840,362	0.1
313,966		Truist Financial Corp.	18,310,497	0.2
47,547		Unum Group	1,323,233	0.0
318,568		US Bancorp	17,619,996	0.2
963,458		Wells Fargo & Co.	37,642,304	0.5
30,094		Willis Towers Watson PLC	6,887,915	0.1
32,870		WR Berkley Corp.	2,476,755	0.0
38,290		Zions Bancorp NA	2,104,418	0.0
			887,400,829	11.2

		Health Care: 12.9%
412,857		Abbott Laboratories	49,476,783	0.6
411,541		AbbVie, Inc.	44,536,967	0.6
10,550	(1)	Abiomed, Inc.	3,362,601	0.0
71,010		Agilent Technologies, Inc.	9,028,211	0.1
51,091	(1)	Alexion Pharmaceuticals, Inc.	7,812,325	0.1
16,752	(1)	Align Technology, Inc.	9,071,711	0.1
34,333		AmerisourceBergen Corp.	4,053,697	0.1
134,602		Amgen, Inc.	33,490,324	0.4
57,076		Anthem, Inc.	20,487,430	0.3
117,715		Baxter International, Inc.	9,928,083	0.1
67,710		Becton Dickinson & Co.	16,463,686	0.2
35,502	(1)	Biogen, Inc.	9,931,685	0.1
5,025	(1)	Bio-Rad Laboratories, Inc.	2,870,129	0.0
330,272	(1)	Boston Scientific Corp.	12,765,013	0.2
522,145		Bristol-Myers Squibb Co.	32,963,014	0.4
68,502		Cardinal Health, Inc.	4,161,497	0.1
39,672	(1)	Catalent, Inc.	4,177,858	0.1
135,359	(1)	Centene Corp.	8,650,794	0.1
71,576		Cerner Corp.	5,144,883	0.1
81,998		Cigna Corp.	19,822,197	0.3
11,449		Cooper Cos., Inc.	4,397,446	0.1
305,578		CVS Health Corp.	22,988,633	0.3
147,601		Danaher Corp.	33,222,033	0.4
16,827	(1)	DaVita, Inc.	1,813,446	0.0
51,024		Dentsply Sirona, Inc.	3,255,841	0.0
22,419	(1)	DexCom, Inc.	8,057,164	0.1
145,503	(1)	Edwards Lifesciences Corp.	12,169,871	0.2
185,358		Eli Lilly & Co.	34,628,582	0.4
292,648		Gilead Sciences, Inc.	18,913,840	0.2
61,618		HCA Healthcare, Inc.	11,605,134	0.1
33,332	(1)	Henry Schein, Inc.	2,307,908	0.0
60,001	(1)	Hologic, Inc.	4,462,874	0.1
30,031		Humana, Inc.	12,590,497	0.2
19,914	(1)	Idexx Laboratories, Inc.	9,744,119	0.1
34,002	(1)	Illumina, Inc.	13,058,808	0.2
43,458	(1)	Incyte Corp., Ltd.	3,531,832	0.0
27,444	(1)	Intuitive Surgical, Inc.	20,279,469	0.3
44,578	(1)	IQVIA Holdings, Inc.	8,609,795	0.1
612,617		Johnson & Johnson	100,683,604	1.3
22,739	(1)	Laboratory Corp. of America Holdings	5,799,127	0.1
37,055		McKesson Corp.	7,227,207	0.1
314,241		Medtronic PLC	37,121,289	0.5
589,693		Merck & Co., Inc.	45,459,433	0.6
5,455	(1)	Mettler Toledo International, Inc.	6,304,289	0.1
26,141		PerkinElmer, Inc.	3,353,629	0.0
31,018		Perrigo Co. PLC	1,255,298	0.0
1,299,873		Pfizer, Inc.	47,094,399	0.6
31,102		Quest Diagnostics, Inc.	3,991,631	0.1
24,480	(1)	Regeneron Pharmaceuticals, Inc.	11,582,467	0.1
33,832		Resmed, Inc.	6,564,085	0.1
19,920		STERIS Public Ltd. Co.	3,794,362	0.0
76,327		Stryker Corp.	18,591,731	0.2
10,872		Teleflex, Inc.	4,516,881	0.1
91,774		Thermo Fisher Scientific, Inc.	41,883,818	0.5
220,308		UnitedHealth Group, Inc.	81,969,998	1.0
18,145		Universal Health Services, Inc.	2,420,362	0.0
21,328	(1)	Varian Medical Systems, Inc.	3,765,032	0.0
60,708	(1)	Vertex Pharmaceuticals, Inc.	13,045,542	0.2
281,655	(1)	Viatris, Inc.	3,934,720	0.0
14,486	(1)	Waters Corp.	4,116,487	0.1
17,259		West Pharmaceutical Services, Inc.	4,863,241	0.1
48,391		Zimmer Biomet Holdings, Inc.	7,746,431	0.1
110,956		Zoetis, Inc.	17,473,351	0.2
			1,018,394,594	12.9

		Industrials: 8.8%
134,665		3M Co.	25,947,252	0.3
28,871		Alaska Air Group, Inc.	1,998,162	0.0
21,145		Allegion Public Ltd.	2,656,235	0.0
149,077	(2)	American Airlines Group, Inc.	3,562,940	0.0
53,711		Ametek, Inc.	6,860,506	0.1
31,617		AO Smith Corp.	2,137,625	0.0
127,857		Boeing Co.	32,567,735	0.4
190,196		Carrier Global Corp.	8,030,075	0.1
126,829		Caterpillar, Inc.	29,407,840	0.4
31,186		CH Robinson Worldwide, Inc.	2,976,080	0.0
20,518		Cintas Corp.	7,002,999	0.1
48,512	(1)	Copart, Inc.	5,268,888	0.1
177,703		CSX Corp.	17,134,123	0.2
34,554		Cummins, Inc.	8,953,287	0.1
73,047		Deere & Co.	27,329,805	0.3
148,885		Delta Air Lines, Inc.	7,188,168	0.1
33,642		Dover Corp.	4,613,327	0.1
92,778		Eaton Corp. PLC	12,829,342	0.2
139,618		Emerson Electric Co.	12,596,336	0.2
28,399		Equifax, Inc.	5,143,911	0.1
39,517		Expeditors International Washington, Inc.	4,255,586	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
134,029		Fastenal Co.	$6,738,978	0.1
56,833		FedEx Corp.	16,142,845	0.2
78,722		Fortive Corp.	5,560,922	0.1
32,434		Fortune Brands Home & Security, Inc.	3,107,826	0.0
14,650	(1)	Generac Holdings, Inc.	4,797,142	0.1
54,039		General Dynamics Corp.	9,811,321	0.1
2,045,075		General Electric Co.	26,851,835	0.3
162,087		Honeywell International, Inc.	35,184,225	0.4
91,106		Howmet Aerospace, Inc.	2,927,236	0.0
9,453		Huntington Ingalls Industries, Inc.	1,945,900	0.0
17,674		IDEX Corp.	3,699,522	0.1
87,010		IHS Markit Ltd.	8,420,828	0.1
67,244		Illinois Tool Works, Inc.	14,895,891	0.2
86,780	(1)	Ingersoll Rand, Inc.	4,270,444	0.1
30,262		Jacobs Engineering Group, Inc.	3,911,969	0.1
19,491		JB Hunt Transport Services, Inc.	3,275,852	0.0
167,860		Johnson Controls International plc	10,016,206	0.1
21,172		Kansas City Southern	5,587,714	0.1
47,907		L3Harris Technologies, Inc.	9,709,791	0.1
31,233		Leidos Holdings, Inc.	3,007,113	0.0
57,411		Lockheed Martin Corp.	21,213,365	0.3
59,927		Masco Corp.	3,589,627	0.0
83,345		Nielsen Holdings PLC	2,096,127	0.0
58,708		Norfolk Southern Corp.	15,764,272	0.2
36,197		Northrop Grumman Corp.	11,714,797	0.2
22,461		Old Dominion Freight Line	5,399,849	0.1
95,065		Otis Worldwide Corp.	6,507,199	0.1
80,880		Paccar, Inc.	7,515,370	0.1
30,070		Parker Hannifin Corp.	9,484,980	0.1
38,835		Pentair PLC	2,420,197	0.0
32,418		Quanta Services, Inc.	2,852,136	0.0
354,116		Raytheon Technologies Corp.	27,362,543	0.4
49,110		Republic Services, Inc.	4,879,079	0.1
26,610		Robert Half International, Inc.	2,077,443	0.0
27,123		Rockwell Automation, Inc.	7,199,529	0.1
51,648		Rollins, Inc.	1,777,724	0.0
24,483		Roper Technologies, Inc.	9,874,973	0.1
12,657		Snap-On, Inc.	2,920,476	0.0
137,805		Southwest Airlines Co.	8,414,373	0.1
37,406		Stanley Black & Decker, Inc.	7,468,856	0.1
8,610	(1)	Teledyne Technologies, Inc.	3,561,527	0.0
53,433		Textron, Inc.	2,996,523	0.0
55,566		Trane Technologies PLC	9,199,507	0.1
12,709	(1)	TransDigm Group, Inc.	7,471,875	0.1
156,104		Union Pacific Corp.	34,406,883	0.4
74,221	(1),(2)	United Airlines Holdings, Inc.	4,270,676	0.1
167,682		United Parcel Service, Inc. - Class B	28,504,263	0.4
16,841	(1)	United Rentals, Inc.	5,545,910	0.1
37,958		Verisk Analytics, Inc.	6,706,799	0.1
90,768		Waste Management, Inc.	11,710,887	0.2
41,767		Westinghouse Air Brake Technologies Corp.	3,306,276	0.0
10,253		WW Grainger, Inc.	4,110,735	0.1
42,077		Xylem, Inc.	4,425,659	0.1
			695,074,217	8.8

		Information Technology: 26.4%
147,912		Accenture PLC	40,860,690	0.5
111,707	(1)	Adobe, Inc.	53,102,157	0.7
282,412	(1)	Advanced Micro Devices, Inc.	22,169,342	0.3
38,006	(1)	Akamai Technologies, Inc.	3,872,811	0.0
139,682		Amphenol Corp.	9,214,822	0.1
85,971		Analog Devices, Inc.	13,332,383	0.2
20,050	(1)	ANSYS, Inc.	6,808,178	0.1
3,677,736		Apple, Inc.	449,235,452	5.7
213,215		Applied Materials, Inc.	28,485,524	0.4
12,718	(1)	Arista Networks, Inc.	3,839,437	0.0
51,335	(1)	Autodesk, Inc.	14,227,495	0.2
99,732		Automatic Data Processing, Inc.	18,796,490	0.2
95,138		Broadcom, Inc.	44,111,685	0.6
26,992		Broadridge Financial Solutions, Inc. ADR	4,132,475	0.1
65,119	(1)	Cadence Design Systems, Inc.	8,920,652	0.1
32,858		CDW Corp.	5,446,214	0.1
983,892		Cisco Systems, Inc.	50,877,055	0.6
28,744		Citrix Systems, Inc.	4,034,508	0.1
123,660		Cognizant Technology Solutions Corp.	9,660,319	0.1
178,365		Corning, Inc.	7,760,661	0.1
59,395		DXC Technology Co.	1,856,688	0.0
30,068	(1)	Enphase Energy, Inc.	4,875,827	0.1
14,382	(1)	F5 Networks, Inc.	3,000,373	0.0
144,864		Fidelity National Information Services, Inc.	20,369,327	0.3
134,242	(1)	Fiserv, Inc.	15,980,168	0.2
19,471	(1)	FleetCor Technologies, Inc.	5,230,495	0.1
30,617		Flir Systems, Inc.	1,728,942	0.0
31,455	(1)	Fortinet, Inc.	5,800,931	0.1
20,845	(1)	Gartner, Inc.	3,805,255	0.0
68,807		Global Payments, Inc.	13,870,115	0.2
300,462		Hewlett Packard Enterprise Co.	4,729,272	0.1
291,904		HP, Inc.	9,267,952	0.1
946,887		Intel Corp.	60,600,768	0.8
208,026		International Business Machines Corp.	27,721,545	0.3
63,819		Intuit, Inc.	24,446,506	0.3
8,337	(1)	IPG Photonics Corp.	1,758,607	0.0
17,817		Jack Henry & Associates, Inc.	2,703,195	0.0
76,980		Juniper Networks, Inc.	1,949,903	0.0
43,260	(1)	Keysight Technologies, Inc.	6,203,484	0.1
35,907		KLA Corp.	11,863,673	0.1
33,305		Lam Research Corp.	19,824,468	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
204,335		Mastercard, Inc. - Class A	$72,753,477	0.9
62,404		Maxim Integrated Products	5,701,854	0.1
62,752		Microchip Technology, Inc.	9,740,365	0.1
259,892	(1)	Micron Technology, Inc.	22,925,073	0.3
1,757,722		Microsoft Corp.	414,418,116	5.2
9,897		Monolithic Power Systems, Inc.	3,495,719	0.0
39,553		Motorola Solutions, Inc.	7,437,942	0.1
52,151		NetApp, Inc.	3,789,813	0.0
135,613		NortonLifeLock, Inc.	2,883,132	0.0
144,511		Nvidia Corp.	77,158,758	1.0
64,557		NXP Semiconductor NV - NXPI - US	12,997,906	0.2
432,250		Oracle Corp.	30,330,983	0.4
74,697		Paychex, Inc.	7,321,800	0.1
11,436	(1)	Paycom Software, Inc.	4,232,006	0.1
272,944	(1)	PayPal Holdings, Inc.	66,281,721	0.8
26,396	(1)	Qorvo, Inc.	4,822,549	0.1
264,746		Qualcomm, Inc.	35,102,672	0.4
213,615	(1)	Salesforce.com, Inc.	45,258,610	0.6
46,812	(2)	Seagate Technology	3,592,821	0.0
45,548	(1)	ServiceNow, Inc.	22,779,010	0.3
38,430		Skyworks Solutions, Inc.	7,051,136	0.1
35,630	(1)	Synopsys, Inc.	8,828,401	0.1
77,215		TE Connectivity Ltd.	9,969,229	0.1
38,767		Teradyne, Inc.	4,717,169	0.1
214,302		Texas Instruments, Inc.	40,500,935	0.5
58,406	(1)	Trimble, Inc.	4,543,403	0.1
9,415	(1)	Tyler Technologies, Inc.	3,996,950	0.0
23,194	(1)	VeriSign, Inc.	4,610,039	0.1
395,281		Visa, Inc. - Class A	83,692,846	1.1
71,029		Western Digital Corp.	4,741,186	0.1
95,980		Western Union Co.	2,366,867	0.0
57,226		Xilinx, Inc.	7,090,301	0.1
12,447	(1)	Zebra Technologies Corp.	6,039,036	0.1
			2,087,647,669	26.4

		Materials: 2.7%
51,601		Air Products & Chemicals, Inc.	14,517,425	0.2
26,931		Albemarle Corp.	3,934,888	0.1
366,177		Amcor PLC	4,276,947	0.1
19,475		Avery Dennison Corp.	3,576,584	0.1
76,367		Ball Corp.	6,471,340	0.1
26,608		Celanese Corp. - Series A	3,986,144	0.1
49,941		CF Industries Holdings, Inc.	2,266,323	0.0
173,931		Corteva, Inc.	8,108,663	0.1
173,169		Dow, Inc.	11,072,426	0.1
125,237		DowDuPont, Inc.	9,678,315	0.1
31,626		Eastman Chemical Co.	3,482,655	0.0
57,977		Ecolab, Inc.	12,411,136	0.2
30,293		FMC Corp.	3,350,709	0.0
339,186	(1)	Freeport-McMoRan, Inc.	11,169,395	0.1
58,055		International Flavors & Fragrances, Inc.	8,105,059	0.1
91,772		International Paper Co.	4,962,112	0.1
121,848		Linde Public Ltd.	34,134,499	0.4
60,027		LyondellBasell Industries NV - Class A	6,245,809	0.1
14,538		Martin Marietta Materials, Inc.	4,882,151	0.1
80,537		Mosaic Co.	2,545,775	0.0
186,514		Newmont Corp.	11,241,199	0.1
69,460		Nucor Corp.	5,575,554	0.1
22,139		Packaging Corp. of America	2,977,253	0.0
55,144		PPG Industries, Inc.	8,285,937	0.1
36,222		Sealed Air Corp.	1,659,692	0.0
18,794		Sherwin-Williams Co.	13,870,160	0.2
30,936		Vulcan Materials Co.	5,220,450	0.1
61,319		WestRock Co.	3,191,654	0.0
			211,200,254	2.7

		Real Estate: 2.4%
29,627		Alexandria Real Estate Equities, Inc.	4,867,716	0.1
103,706		American Tower Corp.	24,791,956	0.3
32,593		AvalonBay Communities, Inc.	6,013,734	0.1
33,070		Boston Properties, Inc.	3,348,668	0.0
78,315	(1)	CBRE Group, Inc.	6,195,500	0.1
100,691		Crown Castle International Corp.	17,331,942	0.2
65,407		Digital Realty Trust, Inc.	9,211,922	0.1
86,835		Duke Realty Corp.	3,640,992	0.0
20,802		Equinix, Inc.	14,136,831	0.2
79,953		Equity Residential	5,727,033	0.1
15,223		Essex Property Trust, Inc.	4,138,220	0.1
30,770		Extra Space Storage, Inc.	4,078,564	0.1
16,071		Federal Realty Investment Trust	1,630,403	0.0
125,685		Healthpeak Properties, Inc.	3,989,242	0.1
164,666		Host Hotels & Resorts, Inc.	2,774,622	0.0
67,276	(2)	Iron Mountain, Inc.	2,489,885	0.0
100,971		Kimco Realty Corp.	1,893,206	0.0
26,701		Mid-America Apartment Communities, Inc.	3,854,556	0.0
172,579		ProLogis, Inc.	18,293,374	0.2
35,508		Public Storage, Inc.	8,761,954	0.1
87,019		Realty Income Corp.	5,525,707	0.1
36,840		Regency Centers Corp.	2,089,196	0.0
25,478		SBA Communications Corp.	7,071,419	0.1
76,549		Simon Property Group, Inc.	8,708,980	0.1
68,750		UDR, Inc.	3,015,375	0.0
87,447		Ventas, Inc.	4,664,423	0.1
36,614		Vornado Realty Trust	1,661,910	0.0
97,424		Welltower, Inc.	6,978,481	0.1
174,259		Weyerhaeuser Co.	6,203,620	0.1
			193,089,431	2.4

		Utilities: 2.7%
155,281		AES Corp.	4,163,084	0.1
58,309		Alliant Energy Corp.	3,158,015	0.0
59,045		Ameren Corp.	4,803,901	0.1
115,887		American Electric Power Co., Inc.	9,815,629	0.1
42,320		American Water Works Co., Inc.	6,344,614	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
29,390		Atmos Energy Corp.	$2,905,202	0.0
127,194		Centerpoint Energy, Inc.	2,880,944	0.0
66,847		CMS Energy Corp.	4,092,373	0.1
79,870		Consolidated Edison, Inc.	5,974,276	0.1
187,757		Dominion Energy, Inc.	14,262,022	0.2
45,188		DTE Energy Co.	6,016,330	0.1
179,138		Duke Energy Corp.	17,292,191	0.2
88,368		Edison International	5,178,365	0.1
46,746		Entergy Corp.	4,649,825	0.1
52,956		Evergy, Inc.	3,152,471	0.0
80,035		Eversource Energy	6,930,231	0.1
227,756		Exelon Corp.	9,962,047	0.1
126,673		FirstEnergy Corp.	4,394,286	0.1
456,751		NextEra Energy, Inc.	34,534,943	0.4
89,464		NiSource, Inc.	2,156,977	0.0
57,016		NRG Energy, Inc.	2,151,214	0.0
26,287		Pinnacle West Capital Corp.	2,138,448	0.0
179,490		PPL Corp.	5,176,492	0.1
118,095		Public Service Enterprise Group, Inc.	7,110,500	0.1
70,519		Sempra Energy	9,349,409	0.1
246,590		Southern Co.	15,328,034	0.2
73,641		WEC Energy Group, Inc.	6,892,061	0.1
125,300		Xcel Energy, Inc.	8,333,703	0.1
			209,147,587	2.7

	Total Common Stock
	(Cost $4,417,410,156)		7,835,079,738	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreements: 0.3%
1,560,596	(3)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,560,597, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,591,808, due 06/01/21-04/01/51)	$1,560,596	0.0
1,142,398	(3)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,142,400, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $1,165,246, due 01/01/25-10/01/50)	1,142,398	0.0
6,357,462	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $6,357,465, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,484,611, due 04/15/21-02/20/71)	6,357,462	0.1
1,257,575	(3)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,257,577, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,282,730, due 04/13/21-02/15/48)	1,257,575	0.0
4,621,269	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $4,621,270, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $4,713,695, due 05/15/23-09/15/57)	4,621,269	0.1
1,760,753	(3)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,760,755, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,795,968, due 07/01/22-03/01/51)	1,760,753	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,009,635	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $2,009,637, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $2,049,830, due 06/01/21-02/20/71)	$2,009,635	0.0
1,438,594	(3)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,438,596, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $1,471,616, due 01/31/22-02/15/41)	1,438,594	0.0
4,897,335	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $4,897,347, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,995,299, due 07/15/23-02/15/48)	4,897,335	0.1

	Total Repurchase Agreements
	(Cost $25,045,617)		25,045,617	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds(3): 0.7%
54,502,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	$54,502,000	0.7
796,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	796,000	0.0
796,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	796,000	0.0
	Total Mutual Funds
	(Cost $56,094,000)		56,094,000	0.7

	Total Short-Term Investments
	(Cost $81,139,617)		81,139,617	1.0

	Total Investments in Securities (Cost $4,498,549,773)		$7,916,219,355	100.2
	Liabilities in Excess of Other Assets		(18,581,966)	(0.2)
	Net Assets		$7,897,637,389	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$7,835,079,738	$–	$–	$7,835,079,738
Short-Term Investments	56,094,000	25,045,617	–	81,139,617
Total Investments, at fair value	$7,891,173,738	$25,045,617	$–	$7,916,219,355
Other Financial Instruments+
Futures	890,613	–	–	890,613
Total Assets	$7,892,064,351	$25,045,617	$–	$7,917,109,968

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	313	06/18/21	$62,089,810	$890,613
			$62,089,810	$890,613

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,524,467,252.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,538,545,786
Gross Unrealized Depreciation	(145,903,070)
Net Unrealized Appreciation	$3,392,642,716